Long-term Investments and Acquisition (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 11,652	$ 7,517
Gametree
Business Acquisition [Line Items]
Remaining equity interest acquired (as a percent)	84.00%
Cash consideration for remaining equity interest	3,062
Non-controlling interests	292
Total consideration	3,354
Tangible assets	1,518
Identifiable intangible assets acquired	1,688
Liabilities assumed	(3,692)
Goodwill	3,840
Total consideration	$ 3,354
Gametree | Game platform technology
Business Acquisition [Line Items]
Estimated useful life of identifiable intangible assets acquired	4 years 3 months 18 days